Financial Instruments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 125,059,189		$ 164,943,850	$ 31,090,313
Accounts payable and accrued liabilities	$ 5,966,921		$ 2,905,179
Convertible debentures, aggregate principal amount		$ 120,000,000
Borrowings, interest rate	7.50%	7.50%	7.50%
Amounts held in foreign risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, net		$ 75,988,648
Percentage of reasonably possible change in currency rates	10.00%
Value at risk	$ 10,366,195